Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000198632 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Diversified Real Assets Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Diversified Real Assets Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Real Assets Fund (Class NAV)	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 774,105,174
Holdings Count | Holding	290
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$774,105,174
Total number of portfolio holdings	290
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	3.4%
Prologis, Inc.	2.9%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.6%
Shell PLC	2.5%
Canadian Natural Resources, Ltd.	1.9%
Simon Property Group, Inc.	1.8%
Agnico Eagle Mines, Ltd.	1.6%
Equinix, Inc.	1.6%
Digital Realty Trust, Inc.	1.5%

Sector Composition
Energy	34.5%
Real estate	33.5%
Materials	18.0%
Utilities	6.5%
Industrials	2.2%
Financials	1.1%
Information technology	1.0%
Consumer discretionary	1.0%
Communication services	0.8%
Health care	0.6%
Consumer staples	0.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	3.4%
Prologis, Inc.	2.9%
Exxon Mobil Corp.	2.7%
Chevron Corp.	2.6%
Shell PLC	2.5%
Canadian Natural Resources, Ltd.	1.9%
Simon Property Group, Inc.	1.8%
Agnico Eagle Mines, Ltd.	1.6%
Equinix, Inc.	1.6%
Digital Realty Trust, Inc.	1.5%

C000227916 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	JACJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class A/JACJX)	$64	1.18%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%
Net Assets	$ 1,251,749,895
Holdings Count | Holding	69
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

C000227917 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	JACLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class C/JACLX)	$105	1.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.93%
Net Assets	$ 1,251,749,895
Holdings Count | Holding	69
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

C000227914 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	JACBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class I/JACBX)	$51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 1,251,749,895
Holdings Count | Holding	69
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

C000227913 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class NAV
Trading Symbol	JACFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class NAV/JACFX)	$44	0.81%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
Net Assets	$ 1,251,749,895
Holdings Count | Holding	69
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

C000227915 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	JACEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mid Cap Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Fund (Class R6/JACEX)	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 1,251,749,895
Holdings Count | Holding	69
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,251,749,895
Total number of portfolio holdings	69
Portfolio turnover rate	78%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

Sector Composition
Information technology	23.1%
Consumer discretionary	20.2%
Industrials	16.2%
Health care	11.5%
Communication services	10.7%
Financials	7.4%
Energy	3.3%
Utilities	3.2%
Real estate	1.3%
Consumer staples	1.0%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ROBLOX Corp., Class A	3.3%
Cloudflare, Inc., Class A	3.2%
Liberty Media Corp.-Liberty Formula One, Series C	3.1%
Howmet Aerospace, Inc.	3.1%
Celestica, Inc.	3.0%
Vertiv Holdings Company, Class A	3.0%
Royal Caribbean Cruises, Ltd.	2.7%
Natera, Inc.	2.7%
Live Nation Entertainment, Inc.	2.5%
DraftKings, Inc., Class A	2.4%

C000236691 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class R6
Trading Symbol	JHCQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class R6/JHCQX)	$39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 6,128,071
Holdings Count | Holding	59
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

C000236695 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class I
Trading Symbol	JHFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class I/JHFEX)	$43	0.82%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%
Net Assets	$ 6,128,071
Holdings Count | Holding	59
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

C000236694 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class C
Trading Symbol	JHCOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class C/JHCOX)	$98	1.82%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.82%
Net Assets	$ 6,128,071
Holdings Count | Holding	59
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

C000236693 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental Equity Income Fund
Class Name	Class A
Trading Symbol	JHCMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental Equity Income Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Equity Income Fund (Class A/JHCMX)	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 6,128,071
Holdings Count | Holding	59
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,128,071
Total number of portfolio holdings	59
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

Sector Composition
Health care	19.7%
Financials	16.1%
Information technology	11.3%
Consumer discretionary	11.0%
Energy	7.0%
Consumer staples	7.0%
Industrials	6.9%
Communication services	6.7%
Real estate	5.4%
Materials	2.3%
Short-term investments and other	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Comcast Corp., Class A	3.5%
Microsoft Corp.	3.4%
GSK PLC, ADR	3.0%
Cheniere Energy, Inc.	2.9%
Elevance Health, Inc.	2.8%
Suncor Energy, Inc.	2.5%
Becton, Dickinson and Company	2.5%
Alphabet, Inc., Class A	2.4%
Nasdaq, Inc.	2.4%
Oracle Corp.	2.3%

C000247102 [Member]
Shareholder Report [Line Items]
Fund Name	Global Climate Action Fund
Class Name	Class I
Trading Symbol	JLFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Climate Action Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Climate Action Fund (Class I/JLFSX)	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 6,700,034
Holdings Count | Holding	41
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$6,700,034
Total number of portfolio holdings	41
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Top Ten Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	6.2%
Alphabet, Inc., Class A	3.7%
Cencora, Inc.	3.6%
Schneider Electric SE	3.6%
Becton, Dickinson and Company	3.6%
Visa, Inc., Class A	3.5%
London Stock Exchange Group PLC	3.2%
Lowe's Companies, Inc.	3.1%
Brown & Brown, Inc.	3.1%

Sector Composition
Information technology	30.0%
Industrials	21.0%
Financials	13.7%
Health care	11.1%
Consumer discretionary	9.7%
Communication services	5.5%
Consumer staples	5.4%
Materials	3.2%
Short-term investments and other	0.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	6.2%
Alphabet, Inc., Class A	3.7%
Cencora, Inc.	3.6%
Schneider Electric SE	3.6%
Becton, Dickinson and Company	3.6%
Visa, Inc., Class A	3.5%
London Stock Exchange Group PLC	3.2%
Lowe's Companies, Inc.	3.1%
Brown & Brown, Inc.	3.1%

C000251888 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class R6
Trading Symbol	JAKVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	$86	1.57%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.57%
Net Assets	$ 339,434,135
Holdings Count | Holding	267
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

C000251887 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class NAV
Trading Symbol	JAKWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class NAV/JAKWX)	$85	1.56%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.56%
Net Assets	$ 339,434,135
Holdings Count | Holding	267
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

C000251891 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class I
Trading Symbol	JAKUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	$91	1.67%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.67%
Net Assets	$ 339,434,135
Holdings Count | Holding	267
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

C000251890 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class C
Trading Symbol	JAKTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	$146	2.69%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.69%
Net Assets	$ 339,434,135
Holdings Count | Holding	267
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

C000251889 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Global Long/Short Fund
Class Name	Class A
Trading Symbol	JAKRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	$104	1.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.92%
Net Assets	$ 339,434,135
Holdings Count | Holding	267
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$339,434,135
Total number of portfolio holdings	267
Portfolio turnover rate	135%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%

Sector Composition
Financials	13.8%
Materials	13.8%
Industrials	9.1%
Information technology	9.1%
Communication services	8.5%
Consumer discretionary	8.3%
Energy	7.6%
Consumer staples	5.5%
Health care	4.9%
Short-term investments and other	19.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAE Systems PLC	2.4%
Alphabet, Inc., Class C	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
The Walt Disney Company	2.1%
NAVER Corp.	2.0%
Vallourec SACA	2.0%
Alibaba Group Holding, Ltd.	2.0%
DuPont de Nemours, Inc.	1.9%
Broadcom, Inc.	1.9%
Danske Bank A/S	1.9%